Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Aging Analysis Of Receivables [Abstract]
Summary of aging analysis of receivables
Balances of accounts receivable at December 31, 2021, and December 31, 2020, are as follows:
Year ended December 31, 2021

	Maturity
($000s)	Less than 3 months	3-6 months	6-12 Months	Total
Accounts receivable, trade	$801	$—	$—	$801
Accounts receivable, other	133	31	539	703

	$934	$31	$539	$1,504

Year ended December 31, 2020

	Maturity
($000s)	Less than 3 months	3-6 months	6-12 Months	Total
Accounts receivable, trade	$460	$25	$2	$487
Accounts receivable, other	303	303	557	1,163

	$763	$328	$559	$1,650